Accrued Expenses and Other Current Liabilities - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Accrued Expenses and Other Current Liabilities
Revenue recognized included in contract liabilities	¥ 15,750